T. ROWE PRICE Retirement I 2045 Fund - I Class
February 28, 2023 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/22
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/23
(Cost and value in $000s)
BOND MUTUAL FUNDS 2.3%
T. Rowe Price Funds:
New Income Fund  66,815 12,214 11,093 7,979,771 64,477
U.S. Treasury Long-Term Index
Fund  34,860 15,320 3,075 5,256,239 42,470
International Bond Fund (USD
Hedged)  23,208 4,662 3,997 2,656,922 21,229
Dynamic Global Bond Fund  19,662 5,062 6,845 1,849,000 15,679
Limited Duration Inflation
Focused Bond Fund  61,555 708 63,725 44,837 208
Total Bond Mutual Funds (Cost $171,603) 144,063
EQUITY MUTUAL FUNDS 94.8%
T. Rowe Price Funds:
Value Fund  1,116,811 210,942 243,436 25,129,854 965,740
Growth Stock Fund (2) 813,450 221,984 56,131 13,451,466 902,190
Equity Index 500 Fund  608,634 146,050 137,647 5,722,128 598,706
Overseas Stock Fund  445,069 120,533 50,403 43,940,723 504,440
International Value Equity Fund  476,477 63,263 102,446 29,837,183 438,607
International Stock Fund  388,463 64,182 32,155 24,247,101 419,232
U.S. Large-Cap Core Fund  117,010 205,188 11,594 10,038,295 296,330
Real Assets Fund  237,541 85,447 15,354 20,690,946 285,742
Mid-Cap Growth Fund  210,484 35,328 13,317 2,462,601 232,814
Mid-Cap Value Fund  228,765 49,609 35,817 7,301,979 223,368
U.S. Equity Research Fund  162,895 68,871 12,767 5,631,832 212,489
Emerging Markets Discovery
Stock Fund  169,632 40,558 11,685 14,993,081 186,814
Emerging Markets Stock Fund  166,235 24,840 18,110 4,643,623 162,573
Small-Cap Stock Fund  139,994 35,793 14,924 2,898,542 160,782
Small-Cap Value Fund  145,675 22,352 24,692 2,702,526 140,207
New Horizons Fund (2) 87,830 17,204 6,997 1,996,511 101,503
Total Equity Mutual Funds (Cost $5,953,899) 5,831,537
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  734 188,220 188,153 8,039 812
Total Other Mutual Funds (Cost $799) 812

T. ROWE PRICE Retirement I 2045 Fund - I Class

$ Value
5/31/22
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/23
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 2.9%
Money Market Funds 2.9%
T. Rowe Price U.S. Treasury
Money Fund, 4.61% (3) 111,146 376,300 308,318 179,127,918 179,128
Total Short-Term Investments (Cost $179,128) 179,128
Total Investments in Securities 100.0%
(Cost $6,305,429) $ 6,155,540
Other Assets Less Liabilities (0.0)% (2,224)
Net Assets 100.0% $ 6,153,316
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Retirement I 2045 Fund - I Class

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2023.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ 1,842 $ (2,200) $ 438
Emerging Markets Discovery Stock Fund  (414) (11,691) 6,457
Emerging Markets Stock Fund  (2,387) (10,392) 3,300
Equity Index 500 Fund  (1,147) (18,331) 7,360
Growth Stock Fund  26,599 (77,113) —
International Bond Fund (USD Hedged)  1,385 (2,644) 375
International Stock Fund  (409) (1,258) 6,398
International Value Equity Fund  (9,073) 1,313 16,736
Limited Duration Inflation Focused Bond Fund  (2,232) 1,670 15
Mid-Cap Growth Fund  5,468 319 691
Mid-Cap Value Fund  23,165 (19,189) 3,450
New Horizons Fund  3,288 3,466 —
New Income Fund  (674) (3,459) 1,526
Overseas Stock Fund  (1,627) (10,759) 15,125
Real Assets Fund  1,962 (21,892) 7,487
Small-Cap Stock Fund  4,656 (81) 1,189
Small-Cap Value Fund  3,826 (3,128) 1,586
Transition Fund  517 11 171
U.S. Equity Research Fund  531 (6,510) 2,532
U.S. Large-Cap Core Fund  11,178 (14,274) 2,407
U.S. Treasury Long-Term Index Fund  (431) (4,635) 896
Value Fund  63,367 (118,577) 19,432
U.S. Treasury Money Fund, 4.61% — — 3,834
Totals $ 129,390# $ (319,354) $ 101,405+
# Capital gain distributions from underlying Price funds represented $165,204 of the net realized gain (loss).
+ Investment income comprised $101,405 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement I 2045 Fund - I Class
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement I 2045 Fund – I Class (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the New York
Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its
Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Retirement I 2045 Fund - I Class

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Valuation Inputs On February 28, 2023, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.

T. ROWE PRICE Retirement I 2045 Fund - I Class

These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
R418-054Q3 02/23